Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of components of share-based compensation expense
The following table summarizes share-based compensation expense and includes share-based compensation related to pre-existing MCBC equity awards held by former MCBC employees that have transferred to MillerCoors:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Pretax compensation expense	$20.7	$23.5	$19.5
Tax benefit	(5.6)	(7.0)	(5.6)
After-tax compensation expense	$15.1	$16.5	$13.9

Schedule of non-vested RSUs, PUs and DSUs outstanding and the activity for the period
The following table represents non-vested RSUs, DSUs, PUs and PSUs as of December 31, 2015, and the activity during 2015:

	RSUs and DSUs		PUs		PSUs
	Units	Weighted-average grant date fair value per unit	Units	Weighted-average fair value per unit	Units	Weighted-average grant date fair value per unit
	(In millions, except per share amounts)
Non-vested as of December 31, 2014	0.7	$47.75	0.5	$3.22	0.4	$50.49
Granted	0.2	$70.95	—	$—	0.1	$74.42
Vested	(0.2)	$42.71	(0.5)	$2.89	—	$—
Forfeited	(0.1)	$53.14	—	$—	—	$—
Non-vested as of December 31, 2015	0.6	$56.23	—	$—	0.5	$57.01

Schedule of stock options and SOSARs outstanding and the activity for the period
The following table represents the summary of options and SOSARs outstanding as of December 31, 2015, and the activity during 2015:

	Shares outstanding				Shares exercisable at year end
	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
	(In millions, except per share amounts and years)
Outstanding as of December 31, 2014	2.2	$45.33	5.0	$64.6	1.8	$44.36	4.3	$54.9
Granted	0.1	$74.81
Exercised	(1.0)	$43.96
Forfeited	—	$—
Outstanding as of December 31, 2015	1.3	$49.49	4.8	$58.0	1.1	$46.02	4.0	$51.2

Schedule of share-based compensation weighted average assumptions
The fair value of each option granted in 2015, 2014 and 2013 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Risk-free interest rate	1.70%	2.29%	1.43%
Dividend yield	2.20%	2.57%	2.88%
Volatility range	21.65% - 29.90%	22.66% - 26.57%	22.39% - 25.90%
Weighted-average volatility	23.71%	25.59%	25.02%
Expected term (years)	5.7	7.5	7.7
Weighted-average fair value	$13.98	$12.78	$8.39

Schedule of Share-based payment Award, Performance Share Units, Valuation Assumptions
The fair value of the market metric for each PSU granted in 2015, 2014 and 2013 was determined on the date of grant using a Monte Carlo model to simulate total stockholder return for MCBC and peer companies with the following weighted-average assumptions:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Risk-free interest rate	1.06%	0.72%	0.33%
Dividend yield	2.20%	2.57%	2.88%
Volatility range	12.73% - 62.28%	12.45% - 72.41%	12.18% - 69.37%
Weighted-average volatility	21.53%	21.72%	21.13%
Expected term (years)	2.8	2.8	2.8
Weighted-average fair market value	$74.42	$58.69	$43.10